UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22067

Nicholas-Applegate Global Equity & Convertible Income Fund
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, NY	10105
(Address of principal executive offices)	(Zip code)

Lawrence G. Altadonna - 1345 Avenue of the Americas, New York, NY 10105
(Name and address of agent for service)

Registrant’s telephone number, including area code:	212-739-3371

Date of fiscal year end:	August 31, 2008

Date of reporting period:	August 31, 2008

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1: Report to shareholders

Nicholas-Applegate Global Equity & Convertible Income Fund

Annual Report August 31, 2008

Contents

Letter to Shareholders	1

Fund Insights	2

Performance & Statistics	3

Schedule of Investments	4-15

Statement of Assets and Liabilities	16

Statement of Operations	17

Statement of Changes in Net Assets	18

Notes to Financial Statements	19-22

Financial Highlights	23

Report of Independent Registered Public Accounting Firm	24

Tax Information	25

Privacy Policy/Proxy Voting Policies & Procedures	26

Dividend Reinvestment Plan	27

Board of Trustees	28-29

Principal Officers	30

Nicholas-Applegate Global Equity & Convertible Income Fund	Letter to Shareholders

October 17, 2008

Dear Shareholder:

We are pleased to provide you with the initial annual report for the Nicholas-Applegate Global Equity & Convertible Fund (the “Fund”) for the period September 28, 2007 (commencement of operations) through August 31, 2008.

Global equities and convertibles markets declined during the reporting period as tight credit conditions, record high energy prices and a slowing U.S. economy translated into limited demand for stocks in developed economies worldwide. The Morgan Stanley Capital International All Country World Index (MSCI ACWI) returned (16.43)% in U.S. dollar terms for the reporting period. The Merrill Lynch All-Convertible Index returned (10.52)% for the period, outperforming the MSCI U.S. Index, which returned (14.31)%.

Please refer to the following pages for more information on the Fund. If you have any questions regarding the information provided, we encourage you to contact your financial advisor or call the Fund’s shareholder servicing agent at (800) 331-1710. In addition, a wide range of information and resources on our Web site, www.allianzinvestors.com/closedendfunds.

Together with Allianz Global Investors Fund Management LLC, the Fund’s investment manager, and Nicholas-Applegate Capital Management LLC, the Fund’s sub-adviser, we thank you for investing with us.

We remain dedicated to serving your financial needs.

Sincerely,

Hans W. Kertess	Brian S. Shlissel
Chairman	President & Chief Executive Officer

| 8.31.08 | Nicholas-Applegate Global Equity & Convertible Income Fund Annual Report	1

Nicholas-Applegate Global Equity & Convertible Income Fund	Fund Insights
August 31, 2008 (unaudited)

•

For the reporting period September 28, 2007 (commencement of operations) through August 31, 2008, the Nicholas-Applegate Global Equity & Convertible Income Fund (the “Fund”) returned (13.53)% on net asset value (“NAV”) and (20.67)% on market value.

Domestic Equity and Convertibles

•

The U.S. broad equity markets traded lower during the reporting period. Slowing corporate profits, widening credit spreads, recession fears, higher oil prices, inflation concerns and accelerating credit crisis fears were responsible for the broad equity market pull-back. The convertible markets followed the broad equity market.

•	All capitalizations declined, but the smallest-capitalized companies declined the most. The larger-capitalized companies fared better as investors rotated to higher quality multinational companies.

•

A small reprieve occurred during April and May as the markets rallied as first quarter earnings came in better than expected and investors believed the worst of the financial crisis was behind them. Another calming factor in the rebounding investor confidence was that the Fed had finally become aggressive in easing monetary policy. However, by June, in fairly abrupt fashion, the Fed had done enough inflation-talking that the easing sentiment turned to tightening. Therefore, from a monetary policy perspective, investors had little time to regroup. Most equity-related asset classes were lower in June, and sentiment closed the month on a poor note.

•

Industry performance was mixed and driven by broad U.S. market themes. The financial industry and companies with any credit exposure had the greatest underperformance. Consumer discretionary companies were also negatively affected. The industries that were pushed down the least were the materials and consumer staples groups.

•

The top equity and convertible performers were those companies that improved their operating statistics and gave reasonable financial guidance. Companies in the healthcare and consumer staples sectors performed well. Performance was off from select industrials, consumer discretionary, and technology companies that had company-specific issues.

•

The average Chicago Board Options Exchange (CBOE) Volatility Index value for the period was 22.8. The market’s volatility reached highs in October and January, but spiked highest during March marked by the forced takeover of Bear Stearns. Global volatility followed a similar pattern as the U.S. With the increase in volatility, opportunities were available for call option writing.

•	The U.S. earnings seasons were very good for the equity and convertible holdings in the Fund, with most companies meeting or beating earnings expectations.

International

•

It was a challenging and volatile period for international markets; the liquidity crisis that began in August 2007 resurfaced in November when several large financial firms announced sizable write-offs as a result of their sub-prime exposure, causing a fear of recession. Cyclical sectors and industries such as autos, materials and industrials were indiscriminately sold off as investors rotated into defensive sectors such as utilities, telecom and healthcare. Relative performance was hurt by an overweight position in cyclical stocks and an underweight position in more defensive sectors.

•

Volatility in financials continued in January. Despite announcements of needs for additional capital, major banks saw some strong rallies as investors viewed this news as a signal that credit conditions were no longer deteriorating; cautious positioning in the financials sector temporarily hurt relative performance.

•

Renewed credit concerns contributed to sharp declines during each of the last three months of the reporting period. Weakness in commodity prices also caused materials stocks to perform poorly toward the end of the period after strong performance in earlier months.

•

Contributing to the gyrations of the markets was the value of the U.S. dollar. After a long stretch of weakness, the end of the period saw a resurgence in the currency. Gains for the greenback equate to losses for U.S.-based investors in foreign stocks.

•

An underweighting in the volatile financials sector contributed positively to relative returns for the reporting period, and the timeliness family of signals contributed positively to relative performance.

•

Selection detracted from relative performance in consumer discretionary stocks – the potential for a decline in consumer demand caused retailer Next and car companies DaimlerChrysler, Peugeot and Porsche to lag, and the auto makers also suffered from concerns over high raw materials costs. Selection in industrials stocks also caused relative returns to lag, and the sustainability family of signals detracted from relative performance.

2	Nicholas-Applegate Global Equity & Convertible Income Fund Annual Report | 8.31.08 |

Nicholas-Applegate Global Equity & Convertible Income Fund	Performance & Statistics
August 31, 2008 (unaudited)

Total Return(1):	Market Price	Net Asset Value (“NAV”)

Commencement of Operations (9/28/07) to 8/31/08	(20.67)%	(13.53)%

Market Price/NAV Performance:
Commencement of Operations (9/28/07) to 8/31/08

Market Price/NAV:

Market Price	$18.10

NAV	$18.84

Discount to NAV	(3.93)%

Market Price Yield(2)	14.15%

Investment Allocation
(as a percentage of Common Stock)

(1) Past performance is no guarantee of future results. Total return is calculated by subtracting the value of an investment in the Fund at the beginning of the specified period from the value at the end of the period and dividing the remainder by the value of the investment at the beginning of the period and expressing the result as a percentage. The calculation assumes that all of the Fund’s income dividends and capital gain distributions have been reinvested. Total return does not reflect broker commissions or sales charges. Total return for a period of less than one year is not annualized.

The Fund’s performance at market price will differ from its results at NAV. Although market price returns typically reflect investment results over time, during shorter periods returns at market price can also be influenced by factors such as changing views about the Fund, market conditions, supply and demand for the Fund’s shares, or changes in Fund distributions.

An investment in the Fund involves risk, including the loss of principal. Total return, price, yield and net asset value will fluctuate with changes in market conditions. This data is provided for information only and is not intended for trading purposes. Closed-end funds, unlike open-end funds, are not continuously offered. There is typically a one-time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Net asset value is equal to the total assets attributable to common shareholders less total liabilities divided by the number of common shares outstanding. Holdings are subject to change daily.

(2) Market Price Yield is determined by dividing the annualized current quarterly per share dividend by the market price per share at August 31, 2008.

| 8.31.08 | Nicholas-Applegate Global Equity & Convertible Income Fund Annual Report	3

Nicholas-Applegate Global Equity & Convertible Income Fund August 31, 2008	Schedule of Investments

Shares		Value

COMMON STOCK—66.3%
	Australia—2.6%
	Airlines—0.3%
152,554	Qantas Airways Ltd.	$440,466

	Banking—0.5%
19,579	Commonwealth Bank of Australia	706,682

	Biotechnology—0.5%
17,462	CSL Ltd.	611,203

	Engineering & Construction—0.4%
14,173	Leighton Holdings Ltd.	560,920

	Financial Services—0.3%
139,994	Challenger Financial Services Group Ltd.	324,400

	Metals & Mining—0.6%
13,924	BHP Billiton Ltd.	490,459
58,602	OneSteel Ltd.	343,389

		833,848

	Austria—0.2%
	Building Materials—0.1%
3,027	Wienerberger AG	79,715

	Metals & Mining—0.1%
2,316	Voestalpine AG	125,812

	Belgium—0.2%
	Chemicals—0.2%
5,374	Tessenderlo Chemie NV	298,208

	Bermuda—1.4%
	Apparel—0.2%
19,500	Esprit Holdings Ltd.	160,975

	Financial Services—1.0%
31,248	Lazard Ltd.	1,324,603

	Investment Companies—0.2%
59,000	Cheung Kong Infrastructure Holdings Ltd.	255,878

	Transportation—0.0%
10,500	Orient Overseas International Ltd.	35,964

	Canada—0.8%
	Computers—0.8%
9,100	Research in Motion Ltd. (a) (b)	1,106,560

	Cayman Islands—0.2%
	Chemicals—0.1%
30,500	Kingboard Chemical Holdings Ltd.	137,248

	Paper/Paper Products—0.0%
28,000	Lee & Man Paper Manufacturing Ltd.	27,960

	Semi-conductors—0.1%
16,500	ASM Pacific Technology	111,165

	Denmark—0.1%
	Building/Construction—0.1%
2,000	FLSmidth & Co. AS	160,934

4	Nicholas-Applegate Global Equity & Convertible Income Fund Annual Report | 8.31.08 |

Nicholas-Applegate Global Equity & Convertible Income Fund August 31, 2008	Schedule of Investments

Shares		Value

	Finland—0.3%
	Food—0.1%
4,984	Kesko Oyj	$154,078

	Telecommunications—0.2%
7,353	Nokia Oyj	184,752

	France—3.1%
	Airlines—0.1%
4,355	Air France-KLM	105,148

	Automotive—0.5%
9,874	Peugeot S.A.	470,792
1,838	Renault S.A.	154,023

		624,815

	Banking—0.5%
4,922	BNP Paribas	443,094
12,598	Credit Agricole S.A.	268,033

		711,127

	Home Furnishings—0.1%
2,043	SEB S.A.	111,257

	Machinery-Diversified—0.4%
4,912	Alstom S.A.	500,740

	Oil & Gas—0.5%
8,490	Total S.A.	612,051

	Telecommunications—1.0%
47,233	France Telecom S.A. (b)	1,397,600

	Germany—2.6%
	Airlines—0.4%
23,665	Deutsche Lufthansa AG	509,969

	Automotive—1.2%
17,212	Daimler AG	1,006,851
3,950	Porsche Automobile Holding SE	556,441

		1,563,292

	Chemicals—0.7%
7,688	K+S AG	931,135

	Electric—0.1%
568	RWE AG	61,489

	Metals & Mining—0.2%
1,548	Salzgitter AG	238,112

	Greece—0.1%
	Banking—0.1%
4,039	National Bank of Greece S.A.	178,674

	Hong Kong—1.1%
	Airlines—0.3%
197,000	Cathay Pacific Airways Ltd.	365,308

	Financial Services—0.1%
8,000	Hong Kong Exchanges & Clearing Ltd.	103,338

	Holding Companies Diversified—0.4%
56,000	Swire Pacific Ltd.	559,354

| 8.31.08 | Nicholas-Applegate Global Equity & Convertible Income Fund Annual Report	5

Nicholas-Applegate Global Equity & Convertible Income Fund August 31, 2008	Schedule of Investments

Shares		Value

	Real Estate—0.3%
41,000	Hang Lung Group Ltd.	$174,648
118,000	New World Development Ltd.	179,092

		353,740

	Utilities—0.0%
38,000	China Resources Power Holdings Co.	93,411

	Ireland—0.2%
	Banking—0.1%
20,740	Anglo Irish Bank Corp. PLC	178,541

	Financial Services—0.1%
9,738	Irish Life & Permanent PLC	91,344

	Italy—0.8%
	Energy—0.4%
54,358	Enel SpA	500,872

	Home Furnishings—0.1%
14,735	Indesit Co. SpA	168,606

	Utilities—0.3%
13,395	ENI SpA	436,038

	Japan—5.6%
	Agriculture—0.1%
16	Japan Tobacco, Inc.	76,144

	Automotive—0.1%
5,800	Tokai Rika Co., Ltd.	84,327

	Banking—0.3%
169,000	Hokuhoku Financial Group, Inc.	405,145

	Electrical Components & Equipment—0.1%
13,000	Toshiba Corp.	72,712

	Electronics—0.3%
5,500	Mitsumi Electric Co., Ltd.	147,075
23,000	Nippon Chemi-Con Corp.	81,512
14,000	Star Micronics Co., Ltd.	174,649

		403,236

	Entertainment—0.3%
7,900	Sankyo Co., Ltd.	375,088

	Financial Services—0.3%
490	ORIX Corp.	59,858
13,600	Promise Co., Ltd.	305,643

		365,501

	Home Furnishings—0.4%
13,300	Sony Corp.	509,836

	Machinery-Diversified—0.1%
4,700	Shima Seiki Manufacturing Ltd.	109,669

	Manufacturing—0.4%
3,500	FUJIFILM Holdings Corp.	96,572
5,000	Glory Ltd.	106,964
5,000	Nikon Corp.	162,729
7,000	Olympus Corp.	228,057

		594,322

6	Nicholas-Applegate Global Equity & Convertible Income Fund Annual Report | 8.31.08 |

Nicholas-Applegate Global Equity & Convertible Income Fund August 31, 2008	Schedule of Investments

Shares		Value

	Metals & Mining—0.4%
4,300	JFE Holdings, Inc.	$182,220
43,000	Nippon Steel Corp.	204,540
25,000	Sumitomo Metal Industries Ltd.	110,744

		497,504

	Pharmaceuticals—0.1%
6,000	Chugai Pharmaceutical Co., Ltd.	99,381
3,300	Daiichi Sankyo Co., Ltd.	99,555

		198,936

	Real Estate—0.1%
2,000	Daito Trust Construction Co., Ltd.	83,141

	Retail—0.0%
3,000	Aoyama Trading Co., Ltd.	54,454

	Telecommunications—0.3%
50	KDDI Corp.	291,965
21	Nippon Telegraph & Telephone Corp.	103,524

		395,489

	Toys/Games/Hobbies—0.1%
300	Nintendo Co., Ltd.	141,227

	Transportation—0.9%
17	East Japan Railway Co.	135,593
71,000	Mitsui OSK Lines Ltd.	843,824
32,000	Nippon Yusen KK	256,074

		1,235,491

	Wholesale—1.3%
54,000	ITOCHU Corp.	435,618
70,000	Marubeni Corp.	434,314
26,000	Mitsui & Co., Ltd.	444,508
36,900	Sumitomo Corp.	461,000

		1,775,440

	Luxembourg—0.2%
	Metals & Mining—0.2%
3,088	ArcelorMittal	243,118

	Netherlands—1.2%
	Insurance—0.4%
14,541	ING Groep NV	454,621

	Oil & Gas—0.8%
11,800	Schlumberger Ltd.	1,111,796

	New Zealand—0.1%
	Building Materials—0.1%
27,259	Fletcher Building Ltd.	142,690

	Norway—0.5%
	Chemicals—0.5%
10,500	Yara International ASA (a)	651,810

	Oil & Gas—0.0%
3,400	TGS Nopec Geophysical Co. ASA (a)	45,519

| 8.31.08 | Nicholas-Applegate Global Equity & Convertible Income Fund Annual Report	7

Nicholas-Applegate Global Equity & Convertible Income Fund	Schedule of Investments
August 31, 2008

Shares		Value

	Singapore—0.8%
	Airlines—0.3%
40,000	Singapore Airlines Ltd.	$428,616

	Banking—0.1%
36,000	Oversea-Chinese Banking Corp.	204,409

	Electronics—0.1%
26,000	Venture Corp Ltd.	182,975

	Real Estate—0.1%
71,000	Wing Tai Holdings Ltd.	67,051

	Wholesale—0.2%
17,000	Jardine Cycle & Carriage Ltd.	212,442

	Spain—1.2%
	Building/Construction—0.3%
9,221	ACS Actividades de Construccion y Servicios S.A.	409,750
2,822	Sacyr Vallehermoso S.A.	51,223

		460,973

	Telecommunications—0.9%
45,274	Telefonica S.A.	1,122,619

	Sweden—1.3%
	Banking—0.2%
19,000	Nordea Bank AB	253,494
4,200	Swedbank AB	74,132

		327,626

	Hand/Machine Tools—0.2%
20,200	Sandvik AB	251,449

	Home Furnishings—0.1%
5,400	Electrolux AB	69,590

	Machinery-Diversified—0.1%
14,200	Volvo AB	161,660

	Manufacturing—0.2%
16,000	Trelleborg AB	278,570

	Retail—0.5%
13,200	Hennes & Mauritz AB	657,023

	Switzerland—1.2%
	Financial Service—0.1%
2,773	Credit Suisse Group AG	128,947

	Insurance—0.7%
3,450	Zurich Financial Services AG	902,975

	Pharmaceuticals—0.3%
5,878	Actelion Ltd. (a)	338,265

	Retail—0.1%
656	Swatch Group AG	154,573

	United Kingdom—7.3%
	Agriculture—0.4%
14,650	British American Tobacco PLC	495,237

8	Nicholas-Applegate Global Equity & Convertible Income Fund Annual Report | 8.31.08 |

Nicholas-Applegate Global Equity & Convertible Income Fund	Schedule of Investments
August 31, 2008

Shares		Value

	Banking—0.5%
19,664	Barclays PLC	$125,904
17,896	Lloyds TSB Group PLC	98,827
50,671	Royal Bank of Scotland Group PLC (a)	215,638
9,470	Standard Chartered PLC	256,258

		696,627

	Commercial Services—0.2%
13,579	Aggreko PLC	178,027
14,108	Michael Page International PLC	94,053

		272,080

	Food—0.4%
92,458	WM Morrison Supermarkets PLC	474,943

	Home Furnishings—0.0%
72,326	GALIFORM PLC	44,050

	Insurance—0.5%
253,484	Old Mutual PLC	448,580
45,432	Standard Life PLC	207,100

		655,680

	Manufacturing—0.7%
17,900	Charter PLC	309,472
49,614	Cookson Group PLC	586,011

		895,483

	Metals & Mining—1.7%
6,416	Anglo American PLC	341,253
36,554	BHP Billiton PLC	1,139,194
5,372	Rio Tinto PLC	510,265
4,527	Xstrata PLC	252,547

		2,243,259

	Oil & Gas—1.9%
16,993	BG Group PLC	377,155
	Royal Dutch Shell PLC,
16,201	Class A	566,522
45,399	Class B (b)	1,562,055

		2,505,732

	Retail—0.5%
16,621	Game Group PLC	81,617
26,858	Marks & Spencer Group PLC	128,073
21,928	Next PLC	423,362

		633,052

	Telecommunications—0.3%
165,068	Vodafone Group PLC	422,093

	Venture Capital—0.2%
17,856	3i Group PLC	298,553

	United States—33.2%
	Aerospace/Defense—1.7%
10,300	L-3 Communications Holdings, Inc.	1,070,582
16,850	United Technologies Corp.	1,105,192

		2,175,774

| 8.31.08 | Nicholas-Applegate Global Equity & Convertible Income Fund Annual Report	9

Nicholas-Applegate Global Equity & Convertible Income Fund	Schedule of Investments
August 31, 2008

Shares		Value

	Agriculture—0.4%
20,500	Archer-Daniels-Midland Co.	$521,930

	Automotive—0.7%
31,200	Johnson Controls, Inc.	964,704

	Beverages—2.1%
20,100	Coca-Cola Co.	1,046,607
15,600	Molson Coors Brewing Co.—Cl. B	743,340
15,200	PepsiCo., Inc.	1,040,896

		2,830,843

	Coal—0.3%
5,900	Peabody Energy Corp.	371,405

	Commercial Services—1.0%
21,900	McKesson Corp.	1,265,382

	Computers—1.3%
51,700	EMC Corp. (a)	789,976
7,500	International Business Machines Corp. (b)	912,975

		1,702,951

	Cosmetics/Personal Care—0.9%
16,500	Procter & Gamble Co.	1,151,205

	Electric—0.6%
12,500	Constellation Energy Group, Inc.	833,875

	Electric Equipment & Instruments—0.8%
9,700	Diamond Offshore Drilling, Inc.	1,066,127

	Electronics—0.5%
14,000	Amphenol Corp. (b)	665,280

	Healthcare-Products—1.6%
15,600	Baxter International, Inc. (b)	1,057,056
3,680	Intuitive Surgical, Inc. (a)	1,086,594

		2,143,650

	Insurance—1.8%
23,000	Cigna Corp.	963,240
9,780	MetLife, Inc. (b)	530,076
12,700	Prudential Financial, Inc.	936,117

		2,429,433

	Internet—1.2%
8,330	Amazon.com, Inc. (a)	673,147
2,000	Google, Inc.—Cl. A (a)	926,580

		1,599,727

	Machinery Construction & Mining—0.3%
6,400	Joy Global, Inc (b)	454,656

	Machinery-Diversified—1.6%
18,700	AGCO Corp. (a) (b)	1,152,481
14,200	Deere & Co.	1,002,094

		2,154,575

	Manufacturing—1.3%
29,800	General Electric Co.	837,380
20,200	Textron, Inc.	830,220

		1,667,600

10	Nicholas-Applegate Global Equity & Convertible Income Fund Annual Report | 8.31.08 |

Nicholas-Applegate Global Equity & Convertible Income Fund	Schedule of Investments
August 31, 2008

Shares		Value

	Media—0.6%
29,919	DISH Network Corp. (a)	$844,015

	Metals & Mining—0.7%
9,750	Freeport-McMoRan Copper & Gold, Inc.	870,870

	Oil & Gas—1.5%
11,600	National Oilwell Varco, Inc. (a)	855,268
5,500	Occidental Petroleum Corp.	436,480
18,800	Valero Energy Corp.	653,488

		1,945,236

	Pharmaceuticals—3.7%
16,000	Abbott Laboratories (b)	918,880
43,300	Bristol-Myers Squibb Co.	924,022
22,800	Gilead Sciences, Inc. (a) (b)	1,201,104
23,600	Medco Health Solutions, Inc. (a)	1,105,660
21,200	Merck & Co., Inc.	756,204

		4,905,870

	Retail—1.5%
15,000	McDonalds Corp. (b)	930,000
19,500	Target Corp.	1,033,890

		1,963,890

	Semi-conductors & Semi-conductor Equipment—1.5%
48,000	Intel Corp.	1,097,760
33,900	Texas Instruments, Inc.	830,889

		1,928,649

	Software—1.7%
35,700	Microsoft Corp.	974,253
55,200	Oracle Corp. (a) (b)	1,210,536

		2,184,789

	Telecommunications—3.9%
44,800	Cisco Systems, Inc. (a)	1,077,440
5,984	EchoStar Corp. (a)	187,538
21,200	Harris Corp.	1,110,032
34,200	Juniper Networks, Inc. (a)	878,940
17,000	Qualcomm, Inc. (b)	895,050
28,200	Verizon Communications, Inc.	990,384

		5,139,384

	Total Common Stock (cost—$115,577,379)	87,432,920

| 8.31.08 | Nicholas-Applegate Global Equity & Convertible Income Fund Annual Report	11

Nicholas-Applegate Global Equity & Convertible Income Fund	Schedule of Investments
August 31, 2008

Principal Amount (000)		Credit Rating (Moody’s/S&P)*	Value

CONVERTIBLE PREFERRED STOCK—24.6%
	Agriculture—0.8%
$10	Bunge Ltd., 4.875%, 12/31/49	Ba1/BB	$1,132,500

	Automotive—0.5%
60	General Motors Corp., 6.25%, 7/15/33, Ser. C	Caa2/B-	681,600

	Banking—2.9%
	Bank of America Corp.,
1	7.25%, 12/31/49 Ser. L	A1/A+	431,181
19	10.00%, 5/11/09, Ser. JNJ (Johnson & Johnson) (c)	Aa2/AA	1,341,967
	Wachovia Corp.,
35	13.15%, 3/30/09, Ser. GE (General Electric Co.) (c)	A1/AA-	980,349
27	14.10%, 4/1/09, Ser. JPM (JP Morgan Chase & Co.) (c)	A1/AA-	1,022,416

			3,775,913

	Commercial Services—0.7%
29	United Rentals, Inc., 6.50%, 8/1/28	B3/B-	877,250

	Electric—2.9%
30	AES Trust III, 6.75%, 10/15/29	B3/B-	1,387,500
21	Entergy Corp., 7.625%, 2/17/09	NR/BBB	1,278,900
4	NRG Energy, Inc., 5.75%, 3/16/09	B2/CCC+	1,188,047

			3,854,447

	Financial Services—8.1%
46	Citigroup Funding, Inc., 4.583%, 9/27/08, Ser. GNW
	(Genworth Financial, Inc.), VRN (c)	Aa3/AA-	770,040
10	Citigroup, Inc., 6.50%, 12/31/49 Ser. T	A2/A	438,986
	Credit Suisse Group,
48	11.00%, 3/16/09, Ser. MSFT (Microsoft Corp.) (c)	Aa1/AA-	1,228,692
20	11.00%, 4/25/09, Ser. KO (Coca-Cola Corp.) (c)	Aa1/AA-	1,156,699
	Eksportfinans AS,
28	10.00%, 3/12/09, Ser. HPQ (Hewlett Packard Co.) (c)	Aaa/AA+	1,219,564
8	10.00%, 6/13/09, Ser. AAPL (Apple, Inc.) (c)	Aaa/AA+	1,317,035
90	13.00%, 11/1/08, Ser. TWX (Time Warner, Inc.) (c)	Aaa/A+	1,348,200
57	Goldman Sachs Group, Inc., 9.75%, 12/19/08, Ser. CSCO
	(Cisco Systems, Inc.) (c)	Aa3/NR	1,309,770
	Lehman Brothers Holdings, Inc.,
42	6.00%, 10/12/10, Ser. GIS (General Mills, Inc.) (c)(h)	B3/NR	997,608
9	28.00%, 3/6/09, Ser. RIG (Transocean, Inc.) (c)(h)	B3/NR	870,945

			10,657,539

	Hand/Machine Tools—0.9%
1	Stanley Works, 5.125%, 5/17/12, VRN	A2/A	1,200,850

	Insurance—1.7%
40	Metlife, Inc., 6.375%, 2/15/09	NR/BBB+	538,000
42	Platinum Underwriters Holdings Ltd.,
	6.00%, 2/15/09, Ser. A	NR/BB+	1,319,539
50	XL Capital Ltd., 7.00%, 2/15/09	Baa1/A-	420,500

			2,278,039

	Investment Companies—0.7%
17	Vale Capital Ltd., 5.50%, 6/15/10, Ser. RIO
	(Companhia Vale do Rio Doce) (c)	NR/NR	888,731

	Oil & Gas—0.7%
7	Chesapeake Energy Corp., 5.00%, 12/31/49	NR/B	917,063

12	Nicholas-Applegate Global Equity & Convertible Income Fund Annual Report | 8.31.08 |

Nicholas-Applegate Global Equity & Convertible Income Fund	Schedule of Investments
August 31, 2008

Principal Amount (000)		Credit Rating (Moody’s/S&P)*	Value

	Pharmaceuticals—0.7%
$5	Schering-Plough Corp., 6.00%, 8/13/10	Baa3/BBB	$879,938

	Real Estate (REIT)—0.7%
60	FelCor Lodging Trust, Inc., 1.95%, 12/31/49, Ser. A	B2/B-	956,250

	Sovereign—2.4%
	Svensk Exportkredit AB,
39	10.00%, 10/20/08, Ser. TEVA
	(Teva Pharmaceutical Industries Ltd.) (c)	Aa1/AA+	1,715,209
19	12.50%, 12/12/08, Ser. XOM (Exxon Mobil Corp.) (c)	Aa1/AA+	1,416,366

			3,131,575

	Telecommunications—0.9%
23	Crown Castle International Corp., 6.25%, 8/15/12	NR/NR	1,251,250

	Total Convertible Preferred Stock (cost—$40,987,256)		32,482,945

CONVERTIBLE BONDS & NOTES—6.7%
	Automotive—0.6%
1,200	Ford Motor Co., 4.25%, 12/15/36	Caa1/CCC	796,500

	Commercial Services—0.5%
650	Bowne & Co., Inc., 5.00%, 10/1/33	B1/B	645,938

	Computers—1.1%
1,400	Maxtor Corp., 6.80%, 4/30/10	Ba1/NR	1,443,750

	Electric—1.0%
425	PG&E Corp., 9.50%, 6/30/10	NR/NR	1,214,437

	Electrical Component & Equipment—0.5%
785	JA Solar Holdings Co., Ltd., 4.50%, 5/15/13	NR/NR	694,725

	Internet—0.4%
515	Amazon.com, Inc., 4.75%, 2/1/09	Ba2/BB+	542,681

	Telecommunications—2.6%
1,550	Level 3 Communications, Inc., 6.00%, 3/15/10	Caa3/CCC	1,433,750
900	Nextel Communications, Inc., 5.25%, 1/15/10	Baa3/BB	868,500
800	NII Holdings, Inc., 3.125%, 6/15/12	NR/NR	691,000
810	Nortel Networks Corp., 2.125%, 4/15/14	B3/B-	502,200

			3,495,450

	Total Convertible Bonds & Notes (cost—$10,036,364)		8,833,481

CORPORATE BONDS & NOTES—0.3%
	Financial Services—0.3%
1,040	Residential Capital LLC, 9.625%, 5/15/15 (d) (e)	Caa3/CCC
	(cost—$878,091)		348,400

RIGHTS—0.0%

Shares

1,012	Leighton Holdings, expires 9/11/08 (f)
	(cost—$0)		—

| 8.31.08 | Nicholas-Applegate Global Equity & Convertible Income Fund Annual Report	13

Nicholas-Applegate Global Equity & Convertible Income Fund	Schedule of Investments
August 31, 2008

Principal Amount (000)		Value

SHORT-TERM INVESTMENT—1.9%
	Time Deposit—1.9%
$2,554	Wells Fargo—Grand Cayman, 1.45%, 9/2/08
	(cost—$2,554,232)	$2,554,232

	Total Investments, before call options written
	(cost—$170,033,322)—99.8%	131,651,978

CALL OPTIONS WRITTEN (a)—(0.6)%

Contracts

115	Abbot Laboratories, strike price $60, expires 9/20/08	(3,450)
130	AGCO Corp., strike price $70, expires 9/20/08	(2,600)
100	Amphenol Corp., strike price $55, expires 9/20/08	(500)
110	Baxter International, Inc., strike price $72.50, expires 9/20/08	(1,650)
273	DAX Index, OTC, strike price €6,600, expires 9/19/08	(21,473)
1,932	Dow Jones € Stoxx 50 Price Index, OTC, strike price €3,443, expires 9/19/08	(87,567)
730	FTSE 100 Index, OTC, strike price GBP 5,591, expires 9/19/08	(147,604)
160	Gilead Sciences, Inc., strike price $57.50, expires 9/20/08	(4,000)
55	International Business Machines Corp., strike price $130, expires 9/20/08	(1,375)
45	Joy Global, Inc, strike price $75, expires 9/20/08	(9,000)
105	McDonalds Corp., strike price $65, expires 9/20/08	(3,255)
70	Metlife, Inc., strike price $55, expires 9/20/08	(8,750)
50,600	NIKKEI 225 Index, OTC, strike price ¥ 13,581, expires 9/12/08	(10,226)
13,781	OMX Stockholm 30 Index, OTC, strike price SEK 906, expires 9/19/08	(22,746)
385	Oracle Corp., strike price $24, expires 9/20/08	(3,850)
120	Qualcomm, Inc., strike price $57.50, expires 9/20/08	(2,520)
65	Reseach in Motion Ltd., strike price $145, expires 9/20/08	(1,820)
635	S&P 200 Index, OTC, strike price AUD 5,093, expires 9/18/08	(48,852)
20,160	S&P 500 Index, OTC, strike price $1,037, expires 9/19/08	(382,254)
182	Swiss Market Index, OTC, strike price CHF 7,424, expires 9/19/08	(5,997)

	Total Call Options Written (premiums received—$786,666)	(769,489)

	Total Investments, net of call options written
	(cost—$169,246,656) (g)—99.2%	130,882,489

	Other assets less liabilities—0.8%	1,058,078

	Net Assets—100.0%	$131,940,567

14	Nicholas-Applegate Global Equity & Convertible Income Fund Annual Report | 8.31.08 |

Nicholas-Applegate Global Equity & Convertible Income Fund	Schedule of Investments
August 31, 2008

Notes to Schedule of Investments:
*	unaudited
(a)	Non-income producing.
(b)	All or partial amount segregated as collateral for call options written.
(c)	Securities exchangeable or convertible into securities of an entity different than the issuer. Such entity is identified in the parenthetical.
(d)

144A Security—Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(e)	Private Placement. Restricted as to resale and may not have a readily available market. Securities with an aggregate market value of $348,400, representing 0.26% of net assets.
(f)	Fair-valued security.
(g)	Securities with an aggregate value of $40,108,141, representing 30.4% of net assets, have been valued using methods as described in Note 1(a) in the Notes to Financial Statements.
(h)	Issuer in default as of September 16, 2008.

Glossary:
€ — Euros
¥ — Japanese Yen
AUD — Australian Dollar
CHF — Swiss Franc
GBP — Great British Pound
NR — Not Rated
OTC — Over-the-Counter
REIT — Real Estate Investment Trust
SEK — Swedish Krona
VRN — Variable Rate Note. Instruments whose interest rate change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on August 31, 2008.

See accompanying Notes to Financial Statements | 8.31.08 | Nicholas-Applegate Global Equity & Convertible Income Fund Annual Report	15

Nicholas-Applegate Global Equity & Convertible Income Fund	Statement of Assets
August 31, 2008	and Liabilities

Assets:
Investments, at value (cost—$170,033,322)	$131,651,978

Foreign currency (cost—$850,744)	822,280

Dividends and interest receivable	483,846

Prepaid expenses	12,060

Total Assets	132,970,164

Liabilities:
Payable to custodian for cash overdraft (cost $37,754)	37,731

Call options written, at value (premiums received—$786,666)	769,489

Investment management fees payable	112,443

Accrued expenses	109,934

Total Liabilities	1,029,597

Net Assets	$131,940,567

Composition of Net Assets:
Common Stock:
Par value ($0.00001 per share applicable to 7,004,189 shares issued and outstanding)	$70

Paid-in-capital in excess of par	166,874,942

Undistributed net investment income	518,869

Net realized gain	2,943,689

Net unrealized depreciation of investments, call options written and foreign currency transactions	(38,397,003)

Net Assets	$131,940,567

Net Asset Value Per Share	$18.84

16	Nicholas-Applegate Global Equity & Convertible Income Fund Annual Report | 8.31.08 | See accompanying Notes to Financial Statements

Nicholas-Applegate Global Equity & Convertible Income Fund	Statement of Operations
For the period September 28, 2007* through August 31, 2008

Investment Income:
Dividends (net of foreign withholding taxes of $156,955)	$5,378,893

Interest	866,928

Other income	37,909

Total Investment Income	6,283,730

Expenses:
Investment management fees	1,383,194

Custodian and accounting agent fees	135,875

Audit and tax services	64,958

Shareholder communications	46,075

Transfer agent fees	25,565

Trustees’ fees and expenses	20,345

New York Stock Exchange listing fees	16,006

Legal fees	7,514

Miscellaneous	5,516

Total expenses	1,705,048

Net Investment Income	4,578,682

Realized and Unrealized Gain (Loss):
Net realized gain on:
Investments	7,940,624

Call options written	4,381,304

Foreign currency transactions	20,497

Net unrealized appreciation (depreciation) of:
Investments	(38,381,344)

Call options written	17,177

Foreign currency transactions	(32,836)

Net realized and unrealized loss on investments, call options written and foreign currency transactions	(26,054,578)

Net Decrease in Net Assets Resulting from Investment Operations	$(21,475,896)

* Commencement of Operations

See accompanying Notes to Financial Statements | 8.31.08 | Nicholas-Applegate Global Equity & Convertible Income Fund Annual Report	17

Nicholas-Applegate Global Equity & Convertible Income Fund	Statement of Changes
For the period September 28, 2007* through August 31, 2008	in Net Assets

Investment Operations:
Net investment income	$4,578,682

Net realized gain on investments, call options written and foreign currency transactions	12,342,425

Net unrealized depreciation of investments, call options written and foreign currency transactions	(38,397,003)

Net decrease in net assets resulting from investment operations	(21,475,896)

Dividends and Distributions to Shareholders from:
Net investment income	(4,196,468)

Net realized gains	(9,262,081)

Total dividends and distributions to shareholders	(13,458,549)

Capital Share Transactions:
Net proceeds from the sale of common stock	167,125,000

Offering costs charged to paid-in capital in excess of par	(350,000)

Net increase from capital share transactions	166,775,000

Total increase in net assets	131,840,555

Net Assets:
Beginning of period	100,012

End of period (including undistributed net investment income of $518,869)	$131,940,567

Shares issued	7,000,000

* Commencement of Operations

18	Nicholas-Applegate Global Equity & Convertible Income Fund Annual Report | 8.31.08 | See accompanying Notes to Financial Statements

Nicholas-Applegate Global Equity & Convertible Income Fund	Notes to Financial
August 31, 2008	Statements

1. Organization and Significant Accounting Policies
Nicholas-Applegate Global Equity & Convertible Income Fund (the “Fund”) was organized as a Massachusetts business trust on May 3, 2007. Prior to commencing operations on September 28, 2007, the Fund had no operations other than matters relating to its organization and registration as a diversified, closed-end management investment company under the Investment Company Act of 1940 and the rules and regulations thereunder, as amended, and the sale and issuance of 4,189 shares of beneficial interest at an aggregate purchase price of $100,012 to Allianz Global Investors of America L.P. (“Allianz Global”). Allianz Global Investors Fund Management LLC (the “Investment Manager”) serves as the Fund’s investment manager and is an indirect wholly-owned subsidiary of Allianz Global. Allianz Global is an indirect, majority-owned subsidiary of Allianz SE, a publicly traded European insurance and financial services company. The Fund has an unlimited amount of $0.00001 par value per share of common stock authorized.

The Fund issued 7,000,000 shares of common stock in its initial public offering. These shares were all issued at $25.00 per share before an underwriting discount of $1.125 per share. Offering costs of $350,000 (representing $0.05 per share) were offset against the proceeds of the offering and have been charged to paid-in capital in excess of par.

The Fund’s investment objective is to seek total return comprised of capital appreciation, current income and gains. Under normal market conditions, the Fund pursues its investment objective by investing in a diversified, global portfolio of equity securities and income-producing convertible securities. The Fund also employs a strategy of writing (selling) call options on stocks held as well as on equity indexes in an attempt to generate gains from option premiums.

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been asserted. However, the Fund expects the risk of any loss to be remote.

In July 2006, the Financial Accounting Standards Board issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation establishes for all entities, including pass-through entities such as the Fund, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. Fund management has determined that its evaluation of the Interpretation has resulted in no material impact to the Fund’s financial statements at August 31, 2008.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards (“SFAS”) 157, “Fair Value Measurements,” which clarifies the definition of fair value and requires companies to expand their disclosure about the use of fair value to measure assets and liabilities in interim and annual periods subsequent to initial recognition. Adoption of SFAS 157 requires the use of the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. At this time, the Fund is in the process of reviewing SFAS 157 against its current valuation policies to determine the effect the adoption of this standard will have on the Fund.

In March 2008, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about a fund’s derivative and hedging activities. Fund Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statement disclosures.

The following is a summary of significant accounting policies followed by the Fund:

(a) Valuation of Investments
Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

| 8.31.08 | Nicholas-Applegate Global Equity & Convertible Income Fund Annual Report	19

Nicholas-Applegate Global Equity & Convertible Income Fund	Notes to Financial
August 31, 2008	Statements

1. Organization and Significant Accounting Policies (continued)
Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to procedures established by the Board of Trustees, or persons acting at their discretion pursuant to procedures established by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily available. The Fund’s investments, including over-the-counter options, are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the last quoted mean price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates of the respective currency at the spot rate at 11 AM Eastern Time against the US dollar, as provided by an approved pricing service. As a result, the net asset value (“NAV”) of the Fund’s shares may be affected by the changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed and the NAV may change on days when an investor is not able to purchase or sell shares.

The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold and these differences could be material to the financial statements of the Fund. The Fund’s NAV is normally determined as of close of regular trading (normally 4:00 p.m. Eastern time) on the NYSE on each day the NYSE is open for business.

The prices of certain portfolio securities or other financial instruments may be determined at a time prior to the close of regular trading on the NYSE. When fair valuing securities, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the time a Fund’s net asset value is calculated. With respect to certain foreign securities, the Fund may fair value securities using modeling tools provided by a third-party vendor. The Fund has retained a statistical research service to assist in determining the fair value of foreign securities. This service utilizes statistics and programs based on historical performance of markets and other economic data to assist in making fair value estimates. Fair value estimates used by the Fund for foreign securities may differ from the value realized from the sale of those securities and the difference could be material to the financial statements.

(b) Investment Transactions and Investment Income
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on an identified cost basis. Interest income is recorded on an accrual basis. Discounts or premiums on corporate bonds and notes purchased are accreted or amortized, respectively to interest income over the lives of the respective securities using the effective interest method. Payments received from certain investments may be comprised of dividends, realized gains and return of capital. These payments may initially be recorded as dividend income and maybe subsequently be reclassified as realized gain and/or return of capital upon receipt of information from the issuer. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities which are recorded as soon after the ex-dividend date as the Fund, using reasonable diligence, becomes aware of such dividends.

(c) Federal Income Taxes
The Fund intends to distribute all of its taxable income and to comply with the other requirements of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required.

(d) Dividends and Distributions
The Fund declares quarterly dividends and distributions from net investment income and gains from option premiums and the sale of portfolio securities. The Fund records dividends and distributions to shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These “book-tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their income tax treatment; temporary differences do not require reclassification. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as dividends and/or distributions of paid-in capital in excess of par.

20	Nicholas-Applegate Global Equity & Convertible Income Fund Annual Report | 8.31.08 |

Nicholas-Applegate Global Equity & Convertible Income Fund	Notes to Financial
August 31, 2008	Statements

1. Organization and Significant Accounting Policies (continued)

(e) Option Transactions
The Fund employs a strategy of writing (selling) call options on equity and/or equity indexes in an attempt to generate gains from option premiums.

When an option is written, the premium received is recorded as an asset with an equal liability and is subsequently marked to market to reflect the current market value of the option written. These liabilities are reflected as call options written in the Statements of Assets and Liabilities. Premiums received from writing options which expire unexercised are recorded on the expiration date as a realized gain. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transactions, as a realized loss. If a call option written by the Fund is exercised, the premium is added to the proceeds from the sale of the underlying security or index option in determining whether there has been a realized gain or loss.

The Fund, as a writer of call options, may have no control over whether the underlying securities or index options may be sold (called). As a result, the Fund bears the market risk of an unfavorable change in the price of the security or index underlying the written call option.

The use of derivative transactions may involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

(f) Foreign Currency Translation
The Fund’s accounting records are maintained in U.S. dollars as follows: (1) the foreign currency market value of investments and other assets and liabilities denominated in foreign currency are translated at the prevailing exchange rate of the respective currency at the spot rate at 11 AM Eastern Time against the US dollar, as provided by an approved pricing service; and (2) purchases and sales, income and expenses are translated at the prevailing exchange rate on the respective dates of such transactions. The resulting net foreign currency gain or loss is included in the Statement of Operations.

The Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of securities. Accordingly, such foreign currency gain (loss) is included in net realized gain (loss) on investments.

However, the Fund does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. federal income tax regulations; such amount is categorized as foreign currency gain or loss for both financial reporting and income tax reporting purposes.

(g) Concentration of Risk
It is the Fund’s policy to invest a portion of its assets in convertible securities. Convertible securities generally entail less risk than its common stock but more risk than its debt obligations. However, certain of the convertible securities held by the Fund include features that render them more sensitive to price changes in the underlying securities. Such convertible securities are subject to increased risks, including risks associated with investing in derivatives.

2. Investment Manager/Sub-Adviser
The Fund has an Investment Management Agreement (the “Agreement”) with the Investment Manager. Subject to the supervision of the Fund’s Board of Trustees, the Investment Manager is responsible for managing, either directly or through others selected by it, the Fund’s investment activities, business affairs and administrative matters. Pursuant to the Agreement, the Investment Manager receives an annual fee, payable monthly, at the annual rate of 1.00% of the Fund’s average daily total managed assets. Total managed assets refer to the total assets of the Fund (including assets attributable to any preferred shares and borrowings that may be outstanding) minus accrued liabilities (other than liabilities representing borrowings). The Investment Manager has retained its affiliate, Nicholas-Applegate Capital Management LLC (“NACM” or the “Sub-Adviser”), to manage the Fund’s investments. Subject to the supervision of the Investment Manager, the Sub-Adviser makes all of the Fund’s investment decisions. For NACM’s services, pursuant to Sub-Advisory agreement, the Investment Manager and not the Fund, pays the Sub-Adviser a monthly fee.

3. Investment in Securities
For the period September 28, 2007 (commencement of operations) through August 31, 2008, purchases and sales of investments, other than short-term securities were $306,363,889 and $149,905,074, respectively.

| 8.31.08 | Nicholas-Applegate Global Equity & Convertible Income Fund Annual Report	21

Nicholas-Applegate Global Equity & Convertible Income Fund	Notes to Financial
August 31, 2008	Statements

3. Investment in Securities (continued)

(a) Transactions in call options written for the period September 28, 2007 (commencement of operations) through August 31, 2008 were:

	Contracts	Premiums

Options outstanding, September 28, 2007*	—	$—
Options written	896,923	10,186,616
Options terminated in closing purchase transactions	(626,676)	(6,286,700)
Options expired	(180,409)	(3,108,660)
Options exercised	(85)	(4,590)

Options outstanding, August 31, 2008	89,753	$786,666

* Commencement of operations

4. Income Tax Information
The tax character of dividends and distributions paid of $13,458,549 for the period September 28, 2007 (commencement of operations) through August 31, 2008 was comprised entirely of ordinary income.

At August 31, 2008, the Fund had distributable earnings of $3,621,652 of ordinary income.

For the fiscal year ended August 31, 2008, permanent “book-tax” differences are primarily attributable to the differing treatment of convertible preferred securities and foreign currency transactions. These adjustments were to increase undistributed net investment income and decrease net realized gain by $136,655.

The cost basis of portfolio securities for federal income tax purposes is $170,192,417. Aggregated gross unrealized appreciation for securities in which there is an excess value over tax cost is $79,373,845; aggregated gross unrealized depreciation for securities in which there is an excess tax cost over value is $117,914,284; net unrealized depreciation for federal income tax purposes is $38,540,439. The difference between book and tax depreciation is primarily attributable to the differing treatment of convertible securities, wash sales and premium amortization.

5. Subsequent Dividend Declarations
On September 12, 2008 a dividend of $0.6405 per share was declared to shareholders. This dividend was payable September 26, 2008 to shareholders of record on September 22, 2008.

6. Legal Proceedings
In June and September 2004, the Investment Manager and certain of its affiliates (including PEA Capital LLC (“PEA”), Allianz Global Investors Distributors LLC and Allianz Global Investors of America, L.P.) agreed to settle, without admitting or denying the allegations, claims brought by the SEC and the New Jersey Attorney General alleging violations of federal and state securities laws with respect to certain open-end funds for which the Investment Manager serves as investment adviser. The settlements related to an alleged “market timing” arrangement in certain open-end funds formerly sub-advised by PEA. The Investment Manager and its affiliates agreed to pay a total of $68 million to settle the claims. In addition to monetary payments, the settling parties agreed to undertake certain corporate governance, compliance and disclosure reforms related to market timing and consented to cease and desist orders and censures. Subsequent to these events, PEA deregistered as an investment adviser and dissolved. None of the settlements alleged that any inappropriate activity took place with respect to the Fund.

Since February 2004, the Investment Manager and certain of its affiliates and their employees have been named as defendants in a number of pending lawsuits concerning “market timing” which allege the same or similar conduct underlying the regulatory settlements discussed above. The market timing lawsuits have been consolidated in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland. Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against the Investment Manager or its affiliates or related injunctions.

The Investment Manager and the Sub-Adviser believe that these matters are not likely to have a material adverse effect on the Fund or on their ability to perform their respective investment advisory activities relating to the Fund.

The foregoing speaks only as of the date hereof.

22	Nicholas-Applegate Global Equity & Convertible Income Fund Annual Report | 8.31.08 |

Nicholas-Applegate Global Equity & Convertible Income Fund	Financial Highlights
For a share outstanding for the period September 28, 2007* through August 31, 2008

Net asset value, beginning of period	$23.88	**

Investment Operations:
Net investment income	0.65

Net realized and unrealized loss on investments and call options written	(3.72)

Total from investment operations	(3.07)

Dividends and Distributions to Shareholders from:
Net investment income	(0.60)

Net realized gains	(1.32)

Total dividends and distributions to shareholders	(1.92)

Capital Share Transactions:
Offering costs charged to paid-in capital in excess of par	(0.05)

Net asset value, end of period	$18.84

Market price, end of period	$18.10

Total Investment Return (1)	(20.67)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$131,941

Ratio of expenses to average net assets	1.23	%(2)

Ratio of net investment income to average net assets	3.31	%(2)

Portfolio turnover	105%

*	Commencement of operations.
**	Initial public offering price of $25.00 per share less underwriting discount of $1.125 per share.
(1)

Total investment return is calculated assuming a purchase of a share of common stock at the current market price on the first day of each period and a sale of a share of common stock at the current market price on the last day of each period reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges. Total investment return for a period of less than one year is not annualized.

(2)	Annualized.

See accompanying Notes to Financial Statements | 8.31.08 | Nicholas-Applegate Global Equity & Convertible Income Fund Annual Report	23

Nicholas-Applegate Global Equity & Convertible Income Fund	Report of
Independent
Registered Public
Accounting Firm

To the Shareholders and Board of Trustees of:
Nicholas-Applegate Global Equity & Convertible Income Fund

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations, of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Nicholas-Applegate Global Equity & Convertible Income Fund (the “Fund”) at August 31, 2008 and the results of its operations, the changes in its net assets and the financial highlights for the period September 28, 2007 (commencement of operations) through August 31, 2008, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on test basis evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at August 31, 2008 by correspondence with the custodian, brokers and agent banks, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
October 24, 2008

24	Nicholas-Applegate Global Equity & Convertible Income Fund Annual Report | 8.31.08 |

Nicholas-Applegate Global Equity & Convertible Income Fund	Tax Information/
Subsequent
Event
(unaudited)

Tax Information

Subchapter M of the Internal Revenue Code of 1986, as amended, requires the Fund to advise shareholders within 60 days of the Fund’s tax year-end (August 31, 2008) as to the federal tax status of dividends and distributions received by shareholders during such tax year. Per share dividends for the tax year ended August 31, 2008 were as follows:

Dividends from ordinary income	$1.9215

Pursuant to the Jobs and Growth Tax Relief Reconciliation Act of 2003, the Fund designates 24% of ordinary dividends paid (or the maximum amount allowable) as qualified dividend income.

The Fund designates 26% of ordinary dividends paid (or the maximum amount allowable) as qualifying for the Dividends Received Deduction.

Since the Fund’s tax year is not the calendar year, another notification will be sent with respect to calendar year 2008. In January 2009, shareholders will be advised on IRS Form 1099 DIV as to the federal tax status of the dividends and distributions received during calendar 2008. The amount that will be reported will be the amount to use on the shareholders 2008 federal income tax return and may differ from the amount which must be reported in connection with the Fund’s tax year ended August 31, 2008. Shareholders are advised to consult their tax advisers as to the federal, state and local tax status of the dividend income received from the Fund.

Subsequent Event – Market Conditions
Recent events in the financial sector have resulted in an unusually high degree of volatility in the financial markets and the net asset value of many investment companies, including to some extent the Fund. Such events occurring subsequent to the period covered by this report have included, but are not limited to, the seizure of the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation by U.S. banking regulators, the bankruptcy filing of Lehman Brothers, the announced sales of (or agreements to sell) Merrill Lynch to Bank of America, Washington Mutual to J.P. Morgan Chase, Wachovia to Wells Fargo and the U.S. government bailout of AIG Corp. These companies represent financial institutions with which the Fund may conduct business, and/or whose securities are or may be held by the Fund. The Fund’s exposure to these issuers, and the financial sector in general, as reflected in the Fund’s Schedule of Investments, subjects investors to the potential for an unusually high degree of volatility in the Fund’s performance resulting from these and other events.

Appointment of New Trustee
In May 2008, the Fund’s Board of Trustees appointed Diana L. Taylor as a Trustee.

| 8.31.08 | Nicholas-Applegate Global Equity & Convertible Income Fund Annual Report	25

Nicholas-Applegate Global Equity & Convertible Income Fund	Privacy Policy/
Proxy Voting
Policies &
Procedures
(unaudited)

Privacy Policy:

Our Commitment to You

We consider customer privacy to be a fundamental aspect of our relationship with clients. We are committed to maintaining the confidentiality, integrity, and security of our current, prospective and former clients’ personal information. To ensure clients’ privacy, we have developed policies designed to protect this confidentiality, while allowing client needs to be served.

Obtaining Personal Information

In the course of providing you with products and services, we and certain service providers to the Fund, such as the Fund’s investment adviser, may obtain non-public personal information about you. This information may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from your transactions, from your brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on our internet web sites.

Respecting Your Privacy

As a matter of policy, we do not disclose any personal or account information provided by you or gathered by us to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Fund. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on client satisfaction, and gathering shareholder proxies. We may also retain non-affiliated companies to market our products and enter in joint marketing agreements with other companies. These companies may have access to your personal and account information, but are permitted to use the information solely to provide the specific service or as otherwise permitted by law. In most cases, you will be clients of a third party, but we may also provide your personal and account information to your respective brokerage or financial advisory firm and/or to your financial adviser or consultant.

Sharing Information with Third Parties

We do reserve the right to disclose or report personal information to non-affiliated third parties in limited circumstances where we believe in good faith that disclosure is required under law, to cooperate with regulators or law enforcement authorities, to protect our rights or property, or upon reasonable request by any mutual fund in which you have chosen to invest. In addition, we may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent or upon the request of the shareholder.

Sharing Information with Affiliates

We may share client information with our affiliates in connection with servicing your account or to provide you with information about products and services that we or our affiliates believe may be of interest to you. The information we share may include, for example, your participation in our mutual funds or other investment programs sponsored by us or our affiliates, your ownership of certain types of accounts (such as IRAs), or other data about your accounts. Our affiliates, in turn, are not permitted to share your information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

We take seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, we have also implemented procedures that are designed to restrict access to your non-public personal information only to internal personnel who need to know that information in order to provide products or services to you. In order to guard your non-public personal information, physical, electronic and procedural safeguards are in place.

Proxy Voting Policies & Procedures:

A description of the policies and procedures that the Fund has adopted to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to portfolio securities held during the most recent period ended June 30, is available (i) without charge, upon request, by calling the Fund’s shareholder servicing agent at (800) 331-1710; (ii) on the Fund’s website at www.allianzinvestors.com/closedendfunds; and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

26	Nicholas-Applegate Global Equity & Convertible Income Fund Annual Report | 8.31.08 |

Nicholas-Applegate Global Equity & Convertible Income Fund	Dividend
Reinvestment
Plan (unaudited)

Pursuant to the Fund’s Dividend Reinvestment Plan (the “Plan”), all Common Shareholders whose shares are registered in their own names will have all dividends, including any capital gain dividends, reinvested automatically in additional Common Shares by PNC Global Investment Servicing, as agent for the Common Shareholders (the “Plan Agent”), unless the shareholder elects to receive cash. An election to receive cash may be revoked or reinstated at the option of the shareholder. In the case of record shareholders such as banks, brokers or other nominees that hold Common Shares for others who are the beneficial owners, the Plan Agent will administer the Plan on the basis of the number of Common Shares certified from time to time by the record shareholder as representing the total amount registered in such shareholder’s name and held for the account of beneficial owners who are to participate in the Plan. Shareholders whose shares are held in the name of a bank, broker or nominee should contact the bank, broker or nominee for details. All distributions to investors who elect not to participate in the Plan (or whose broker or nominee elects not to participate on the investor’s behalf), will be paid cash by check mailed, in the case of direct shareholder, to the record holder by PNC Global Investment Servicing, as the Fund’s dividend disbursement agent.

Unless you elect (or your broker or nominee elects) not to participate in the Plan, the number of Common Shares you will receive will be determined as follows:

(1)

If on the payment date the net asset value of the Common Shares is equal to or less than the market price per Common Share plus estimated brokerage commissions that would be incurred upon the purchase of Common Shares on the open market, the Fund will issue new shares at the greater of (i) the net asset value per Common Share on the payment date or (ii) 95% of the market price per Common Share on the payment date; or

(2)

If on the payment date the net asset value of the Common Shares is greater than the market price per Common Share plus estimated brokerage commissions that would be incurred upon the purchase of Common Shares on the open market, the Plan Agent will receive the dividend or distribution in cash and will purchase Common Shares in the open market, on the New York Stock Exchange or elsewhere, for the participants’ accounts. It is possible that the market price for the Common Shares may increase before the Plan Agent has completed its purchases. Therefore, the average purchase price per share paid by the Plan Agent may exceed the market price on the payment date, resulting in the purchase of fewer shares than if the dividend or distribution had been paid in Common Shares issued by the Fund. The Plan Agent will use all dividends and distributions received in cash to purchase Common Shares in the open market on or shortly after the payment date, but in no event later than the ex-dividend date for the next distribution. Interest will not be paid on any uninvested cash payments.

You may withdraw from the Plan at any time by giving notice to the Plan Agent. If you withdraw or the Plan is terminated, you will receive a certificate for each whole share in your account under the Plan and you will receive a cash payment for any fraction of a share in your account. If you wish, the Plan Agent will sell your shares and send you the proceeds, minus brokerage commissions.

The Plan Agent maintains all shareholders’ accounts in the Plan and gives written confirmation of all transactions in the accounts, including information you may need for tax records. The Plan Agent will also furnish each person who buys Common Shares with written instructions detailing the procedures for electing not to participate in the Plan and to instead receive distributions in cash. Common Shares in your account will be held by the Plan Agent in non-certificated form. Any proxy you receive will include all Common Shares you have received under the Plan.

There is no brokerage charge for reinvestment of your dividends or distributions in Common Shares. However, all participants will pay a pro rata share of brokerage commissions incurred by the Plan Agent when it makes open market purchases.

Automatically reinvested dividends and distributions are taxed in the same manner as cash dividends and distributions.

The Fund and the Plan Agent reserve the right to amend or terminate the Plan. There is no direct service charge to participants in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants. Additional information about the Plan may be obtained from the Fund’s shareholder servicing agent, PNC Global Investment Servicing, P.O. Box 43027, Providence, RI 02940-3027, telephone number (800) 331-1710.

| 8.31.08 | Nicholas-Applegate Global Equity & Convertible Income Fund Annual Report	27

Nicholas-Applegate Global Equity & Convertible Income Fund	Board of Trustees
(unaudited)

Name, Date of Birth, Position(s) Held with Fund,
Length of Service, Other Trusteeships/Directorships
Held by Trustee; Number of Portfolios in Fund
Complex/Outside Fund Complexes Currently
Overseen by Trustee

Principal Occupation(s) During Past 5 Years:

The address of each trustee is 1345 Avenue of the Americas, New York, NY 10105

Hans W. Kertess	President, H. Kertess & Co., a financial advisory company. Formerly, Managing Director, Royal Bank of Canada Capital Markets.
Date of Birth: 7/12/39
Chairman of the Board of Trustees since: 2007
Trustee since: 2007
Term of office: Expected to stand for re-election
at 2008 annual meeting of shareholders.
Trustee/Director of 35 funds in Fund Complex;
Trustee/Director of no funds outside of Fund Complex

Paul Belica

Retired. Formerly Director, Student Loan Finance Corp., Education Loans, Inc., Goal Funding, Inc., Goal Funding II, Inc. and Surety Loan Fund, Inc.; Formerly, Manager of Stratigos Fund LLC, Whistler Fund LLC, Xanthus Fund LLC & Wynstone Fund LLC.

Date of Birth: 9/27/21
Trustee since: 2007
Term of office: Expected to stand for re-election
at 2009 annual meeting of shareholders.
Trustee/Director of 35 funds in Fund Complex
Trustee/Director of no funds outside of Fund Complex

Robert E. Connor	Retired. Formerly, Senior Vice President, Corporate Office, Smith Barney Inc.
Date of Birth: 9/17/34
Trustee since: 2007
Term of office: Expected to stand for re-election
at 2008 annual meeting of shareholders.
Trustee/Director of 35 funds in Fund Complex
Trustee/Director of no funds outside of Fund Complex

John J. Dalessandro II*	Retired. Formerly, President and Director, J.J. Dalessandro II Ltd., registered broker-dealer and member of the New York Stock Exchange.
Date of Birth: 7/26/37
Trustee since: 2007
Trustee/Director of 35 funds in Fund Complex
Trustee/Director of no funds outside of Fund Complex

William B. Ogden, IV	Asset Management Industry Consultant. Formerly, Managing Director, Investment Banking Division of Citigroup Global Markets Inc.
Date of Birth: 1/11/45
Trustee since: 2007
Term of office: Expected to stand for election
at 2008 annual meeting of shareholders.
Trustee/Director of 35 funds in Fund Complex;
Trustee/Director of no funds outside of Fund Complex

R. Peter Sullivan III	Retired. Formerly, Managing Partner, Bear Wagner Specialists LLC, specialist firm on the New York Stock Exchange.
Date of Birth: 9/4/41
Trustee since: 2007
Term of office: Expected to stand for re-election
at 2010 annual meeting of shareholders.
Trustee/Director of 35 funds in Fund Complex
Trustee/Director of no funds outside of Fund Complex

* Mr. John J. Dalessandro II served as a Class II Trustee of the Fund until his death on September 14, 2008.

28	Nicholas-Applegate Global Equity & Convertible Income Fund Annual Report | 8.31.08 |

Nicholas-Applegate Global Equity & Convertible Income Fund	Board of Trustees
(unaudited) (continued)

Name, Date of Birth, Position(s) Held with Fund,
Length of Service, Other Trusteeships/Directorships
Held by Trustee; Number of Portfolios in Fund
Complex/Outside Fund Complexes Currently
Overseen by Trustee

Principal Occupation(s) During Past 5 Years:

Diana L. Taylor	Managing Director, Wolfensohn & Co., 2007-present. Formerly, Superintendent of Banks, State of New York, 2003-2007.
Date of Birth: 2/16/55
Trustee since 2008
Term of office: Expected to stand for election at 2008
annual meeting of shareholders.
Trustee/Director of 31 funds in Fund Complex
Trustee/Director of Brookfield Properties Corporations
and Southeby’s

John C. Maney†

Management Board of Allianz Global Investors Fund Management LLC; Management Board and Managing Director of Allianz Global Investors of America L.P. since January 2005 and also Chief Operating Officer of Allianz Global Investors of America L.P. since November 2006; Formerly, Executive Vice President and Chief Financial Officer of Apria Healthcare Group, Inc. (1998-2001)

Date of Birth: 8/3/59
Trustee since 2007
Term of office: Expected to stand for re-election at 2009
annual meeting of shareholders
Trustee/Director of 77 funds in Fund Complex
Trustee/Director of no funds outside of Fund Complex

†

Mr. Maney is an “interested person” of the Fund due to his affiliation with Allianz Global Investors of America L.P. In addition to Mr. Maney’s positions set forth in the table above, he holds the following positions with affiliated persons: Management Board, Managing Director and Chief Operating Officer of Allianz Global Investors of America L.P., Allianz Global Investors of America LLC and Allianz-Pac Life Partners LLC; Member – Board of Directors and Chief Operating Officer of Allianz Global Investors of America Holdings Inc. and Oppenheimer Group, Inc.; Managing Director and Chief Operating Officer of Allianz Global Investors NY Holdings LLC; Sole Member - Management Board, Managing Director and Chief Operating Officer of Allianz Global Investors U.S. Equities LLC; Management Board and Managing Director of Allianz Global Investors U.S. Holding LLC; Managing Director and Chief Financial Officer of Allianz Hedge Fund Partners Holding L.P.; Managing Director of Allianz Global Investors U.S. Retail LLC; Member – Board of Directors and Managing Director of Allianz Global Investors Advertising Agency Inc.; Compensation Committee of NFJ Investment Group L.P.; Management Board of Allianz Global Investors Fund Management LLC, Nicholas-Applegate Holdings LLC and OpCap Advisors LLC; Member – Board of Directors of NFJ Management Inc. and PIMCO Global Advisors (Resources) Limited; and Executive Vice President of PIMCO Japan Ltd.

Further information about Fund’s Trustees is available in the Fund’s Statement of Additional Information, dated September 25, 2007, which can be obtained upon request, without charge, by calling the Fund’s shareholder servicing agent at (800) 331-1710.

| 8.31.08 | Nicholas-Applegate Global Equity & Convertible Income Fund Annual Report	29

Nicholas-Applegate Global Equity & Convertible Income Fund	Principal Officers
(unaudited)

Name, Date of Birth, Position(s) Held with Fund	Principal Occupation(s) During Past 5 Years:

Brian S. Shlissel

Executive Vice President, Director of Fund Administration, Allianz Global Investors Fund Management LLC; Director of 6 funds in the Fund Complex; President and Chief Executive Officer of 35 funds in the Fund Complex; Treasurer; Principal Financial and Accounting Officer of 41 funds in the Fund Complex and The Korea Fund, Inc.

Date of Birth: 11/14/64
President & Chief Executive Officer since: 2007

Lawrence G. Altadonna

Senior Vice President, Allianz Global Investors Fund Management LLC; Treasurer, Principal Financial and Accounting officer of 35 funds in the Fund Complex; Assistant Treasurer of 41 funds in the Fund Complex and The Korea Fund, Inc.

Date of Birth: 3/10/66
Treasurer, Principal/Financial and Accounting
Officer since: 2007

Thomas J. Fuccillo

Executive Vice President, Senior Counsel, Allianz Global Investors of America L.P.; Executive Vice President and Chief Legal Officer, Allianz Global Investors Fund Management LLC and Allianz Global Investors Fund Management LLC and Allianz Global Investors Solution LLC; Vice President, Secretary and Chief Legal Officer of 76 funds in the Fund Complex; Secretary and Chief Legal Officer of the Korea Fund, Inc.; Formerly, Vice President and Associate General Counsel, Neuberger Berman, LLC (1991-2004).

Date of Birth: 3/22/68
Vice President, Secretary & Chief Legal Officer
since: 2007

Scott Whisten	Vice President, Allianz Global Investors Fund Management LLC; Assistant Treasurer of 76 funds in the Fund Complex. Formerly, Accounting Manager, Prudential Investments (2002-2005).
Date of Birth: 3/13/71
Assistant Treasurer since: 2007

Richard J. Cochran

Vice President, Allianz Global Investors Fund Management LLC; Assistant Treasurer of 76 funds in the Fund Complex. Formerly, Tax Manager, Teacher Insurance Annuity Association/College Retirement Equity Fund (TIAA-CREF)(2002-2008).

Date of Birth: 1/23/61
Assistant Treasurer since: 2008

Youse E. Guia

Senior Vice President, Group Compliance Manager, Allianz Global Investors of America L.P., Chief Compliance Officer of 76 funds in the Fund Complex and The Korea Fund, Inc. Formerly, Vice President, Group Compliance Manager, Allianz Global Investors of America L.P. (2002-2004).

Date of Birth: 9/3/72
Chief Compliance Officer since: 2007

William V. Healey

Executive Vice President and Chief Legal Officer, Allianz Global Investors of America L.P., Executive Vice President, Chief Legal Officer and Secretary, Allianz Global Investors Fund Management LLC, Allianz Global Investors Distributors LLC, Allianz Global Investors Advertising Agency Inc., and Allianz Global Investors Managed Accounts LLC, Allianz Global Investors U.S. Retail LLC and OpCap Advisors LLC. Assistant Secretary of 76 funds in the Fund Complex; formerly, Chief Legal Officer, Vice President and Associate General Counsel The Prudential Insurance Company of America (1998-2005).

Date of Birth: 7/28/53
Assistant Secretary since: 2007

Richard H. Kirk

Senior Vice President, Allianz Global Investors of America L.P. (since 2004). Senior Vice President, Associate General Counsel, Allianz Global Investors Distributors LLC. Assistant Secretary of 76 funds in the Fund Complex; formerly, Vice President, Counsel, The Prudential Insurance Company of America/American Skandia (2002-2004).

Date of Birth: 4/6/61
Assistant Secretary since: 2007

Kathleen A. Chapman

Assistant Secretary of 76 funds in the Fund Complex; Manager - IIG Advisory Law, Morgan Stanley (2004-2005); The Prudential Insurance Company of America and Assistant Corporate Secretary of affiliated American Skandia companies (1996-2004).

Date of Birth: 11/11/54
Assistant Secretary since: 2007

Lagan Srivastava	Assistant Secretary of 76 funds in the Fund Complex and The Korea Fund, Inc. formerly Research Assistant, Dechert LLP (2004-2005); Research Assistant, Swidler Berlin Shereff Friedman LLP (2002-2004).
Date of Birth: 9/20/77
Assistant Secretary since: 2007

Officers hold office at the pleasure of the Board and until their successors are appointed and qualified or until their earlier resignation or removal.

30	Nicholas-Applegate Global Equity & Convertible Income Fund Annual Report | 8.31.08 |

Trustees and Principal Officers
Hans W. Kertess	Brian S. Shlissel
Trustee, Chairman of the Board of Trustees	President & Chief Executive Officer
Paul Belica	Lawrence G. Altadonna
Trustee	Treasurer, Principal Financial & Accounting Officer
Robert E. Connor	Thomas J. Fuccillo
Trustee	Vice President, Secretary & Chief Legal Officer
John C. Maney	Scott Whisten
Trustee	Assistant Treasurer
William B. Ogden, IV	Richard J. Cochran
Trustee	Assistant Treasurer
R. Peter Sullivan III	Youse E. Guia
Trustee	Chief Compliance Officer
Diana L. Taylor	William V. Healey
Trustee	Assistant Secretary
Richard H. Kirk
Assistant Secretary
Kathleen A. Chapman
Assistant Secretary
Lagan Srivastava
Assistant Secretary

Investment Manager
Allianz Global Investors Fund Management LLC
1345 Avenue of the Americas
New York, NY 10105

Sub-Adviser
Nicholas-Applegate Capital Management LLC 600 West Broadway, 30th Floor San Diego, California 92101

Custodian & Accounting Agent
Brown Brothers Harriman & Co. 40 Water Street Boston, MA 02109

Transfer Agent, Dividend Paying Agent and Registrar
PNC Global Investment Servicing P.O. Box 43027 Providence, RI 02940-3027

Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP 300 Madison Avenue New York, NY 10017

Legal Counsel
Ropes & Gray LLP One International Place Boston, MA 02210-2624

This report, including the financial information herein, is transmitted to the shareholders of Nicholas-Applegate Global Equity & Convertible Income Fund for their information. It is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time the Funds may purchase shares of their common stock in the open market.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of its fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at Hwww.sec.govH and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The information on Form N-Q is also available on the Fund’s website at www.allianzinvestors.com/closedendfunds.

On September 28, 2007, the Fund submitted a CEO annual certification to the New York Stock Exchange (“NYSE”) on which the Fund’s principal executive officer certified that he was not aware, as of the date, of any violation by the Fund of the NYSE’s Corporate Governance listing standards. In addition, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and related SEC rules, the Fund’s principal executive and principal financial officer made quarterly certifications, included in filings with the SEC on Forms N-CSR and N-Q relating to, among other things, the Fund’s disclosure controls and procedures and internal control over financial reporting, as applicable.

Information on the Fund is available at www.allianzinvestors.com/closedendfunds or by calling the Fund’s shareholder servicing agent at (800) 331-1710.

ITEM 2. CODE OF ETHICS

(a)	As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies — Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s Principal Executive Officer and Principal Financial Officer; the registrant’s Principal Financial Officer also serves as the Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-331-1710. The code of ethics are included as an Exhibit 99.CODE ETH hereto.

(b)	During the period covered by this report, there were not any amendments to a provision of the code of ethics adopted in 2(a) above.

(c)	During the period covered by this report, there were not any waivers or implicit waivers to a provision of the code of ethics adopted in 2(a) above.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant’s Board has determined that Mr. Paul Belica, a member of the Board’s Audit Oversight Committee is an “audit committee financial expert,” and that he is “independent,” for purposes of this Item.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

a)	Audit fees. The aggregate fees billed for each of the last two fiscal years (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the 2008 Reporting Period was $55,000. (August 31, 2008 was the Registrant’s initial fiscal year).

b)	Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the principal accountant that are reasonably related to the performance of the audit registrant’s financial statements and are not reported under paragraph (e) of this Item was $0 in 2008. (August 31, 2008 was the registrant’s initial fiscal year.) These services consist of accounting consultations, agreed upon procedure reports, attestation reports and comfort letters.

c)	Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax service and tax planning (“Tax Services”) was $14,175 in 2008. (August 31, 2008 was the Registrant initial fiscal year. These services consisted of review or preparation of U.S. federal, state, local and excise tax returns and calculation of excise tax distributions.

d)	All Other Fees. There were no other fees billed in the Reporting Periods for products and services provided by the Auditor to the Registrant.

e)	1. Audit Committee Pre-Approval Policies and Procedures. The Registrant’s Audit Committee has established policies and procedures for pre-approval of all audit and permissible non-audit services by the Auditor for the Registrant, as well as the Auditor’s engagements related directly to the operations and financial reporting of the Registrant. The Registrant’s policy is stated below.

NICHOLAS-APPLEGATE GLOBAL EQUITY & CONVERTIBLE INCOME FUND (THE “FUND”)

AUDIT OVERSIGHT COMMITTEE POLICY FOR PRE-APPROVAL OF SERVICES PROVIDED BY THE INDEPENDENT ACCOUNTANTS

The Fund’s Audit Oversight Committee (“Committee”) is charged with the oversight of the Fund’s financial reporting policies and practices and their internal controls. As part of this responsibility, the Committee must pre-approve any independent accounting firm’s engagement to render audit and/or permissible non-audit services, as required by law. In evaluating a proposed engagement by the independent accountants, the Committee will assess the effect that the engagement might reasonably be expected to have on the accountant’s independence. The Committee’s evaluation will be based on:

a review of the nature of the professional services expected to provided,

the fees to be charged in connection with the services expected to be provided,

a review of the safeguards put into place by the accounting firm to safeguard independence, and periodic meetings with the accounting firm.

POLICY FOR AUDIT AND NON-AUDIT SERVICES TO BE PROVIDED TO THE FUND

On an annual basis, the Fund’s Committee will review and pre-approve the scope of the audit of the Fund and proposed audit fees and permitted non-audit (including audit-related) services that may be performed by the Fund’s independent accountants. At least annually, the Committee will receive a report of all audit and non-audit services that were rendered in the previous calendar year pursuant to this Policy. In addition to the Committee’s pre-approval of services pursuant to this Policy, the engagement of the independent accounting firm for any permitted non-audit service provided to the Fund will also require the separate written pre-approval of the President of the Fund, who will confirm, independently, that the accounting firm’s engagement will not adversely affect the firm’s independence. All non-audit services performed by the independent accounting firm will be disclosed, as required, in filings with the Securities and Exchange Commission.

AUDIT SERVICES

The categories of audit services and related fees to be reviewed and pre-approved annually by the Committee are:

Annual Fund financial statement audits
Seed audits (related to new product filings, as required)
SEC and regulatory filings and consents
Semiannual financial statement reviews

AUDIT-RELATED SERVICES

The following categories of audit-related services are considered to be consistent with the role of the Fund’s independent accountants and services falling under one of these categories will be pre-approved by the Committee on an annual basis if the Committee deems those services to be consistent with the accounting firm’s independence:

Accounting consultations

Fund merger support services
Agreed upon procedure reports (inclusive of quarterly review of Basic Maintenance testing associated with issuance of Preferred Shares and semiannual report review)
Other attestation reports
Comfort letters
Other internal control reports

Individual audit-related services that fall within one of these categories and are not presented to the Committee as part of the annual pre-approval process described above, may be pre-approved, if deemed consistent with the accounting firm’s independence, by the Committee Chair (or any other Committee member who is a disinterested trustee under the Investment Company Act to whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $250,000. Any such pre-approval shall be reported to the full Committee at its next regularly scheduled meeting.

TAX SERVICES

The following categories of tax services are considered to be consistent with the role of the Fund’s independent accountants and services falling under one of these categories will be pre-approved by the Committee on an annual basis if the Committee deems those services to be consistent with the accounting firm’s independence:

Tax compliance services related to the filing or amendment of the following:

Federal, state and local income tax compliance; and, sales and use tax compliance
Timely RIC qualification reviews
Tax distribution analysis and planning
Tax authority examination services
Tax appeals support services
Accounting methods studies
Fund merger support service
Other tax consulting services and related projects

Individual tax services that fall within one of these categories and are not presented to the Committee as part of the annual pre-approval process described above, may be pre-approved, if deemed consistent with the accounting firm’s independence, by the Committee Chairman (or any other Committee member who is a disinterested trustee under the Investment Company Act to whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $250,000. Any such pre-approval shall be reported to the full Committee at its next regularly scheduled meeting.

PROSCRIBED SERVICES

The Fund’s independent accountants will not render services in the following categories of non-audit services:

Bookkeeping or other services related to the accounting records or financial statements of the Fund
Financial information systems design and implementation
Appraisal or valuation services, fairness opinions, or contribution-in-kind reports
Actuarial services
Internal audit outsourcing services
Management functions or human resources
Broker or dealer, investment adviser or investment banking services
Legal services and expert services unrelated to the audit

Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible

PRE-APPROVAL OF NON-AUDIT SERVICES PROVIDED TO OTHER ENTITIES WITHIN THE FUND COMPLEX

The Committee will pre-approve annually any permitted non-audit services to be provided to Allianz Global Investors Fund Management LLC (Formerly, PA Fund Management LLC) or any other investment manager to the Funds (but not including any sub-adviser whose role is primarily portfolio management and is sub-contracted by the investment manager) (the “Investment Manager”) and any entity controlling, controlled by, or under common control with the Investment Manager that provides ongoing services to the Fund (including affiliated sub-advisers to the Fund), provided, in each case, that the engagement relates directly to the operations and financial reporting of the Fund (such entities, including the Investment Manager, shall be referred to herein as the “Accounting Affiliates”). Individual projects that are not presented to the Committee as part of the annual pre-approval process, may be pre-approved, if deemed consistent with the accounting firm’s independence, by the Committee Chairman (or any other Committee member who is a disinterested trustee under the Investment Company Act to whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $250,000. Any such pre-approval shall be reported to the full Committee at its next regularly scheduled meeting.

Although the Committee will not pre-approve all services provided to the Investment Manager and its affiliates, the Committee will receive an annual report from the Fund’s independent accounting firm showing the aggregate fees for all services provided to the Investment Manager and its affiliates.

DE MINIMUS EXCEPTION TO REQUIREMENT OF PRE-APPROVAL OF NON-AUDIT SERVICES

With respect to the provision of permitted non-audit services to a Fund or Accounting Affiliates, the pre-approval requirement is waived if:

(1)	The aggregate amount of all such permitted non-audit services provided constitutes no more than (i) with respect to such services provided to the Fund, five percent (5%) of the total amount of revenues paid by the Fund to its independent accountant during the fiscal year in which the services are provided, and (ii) with respect to such services provided to Accounting Affiliates, five percent (5%) of the total amount of revenues paid to the Fund’s independent accountant by the Fund and the Accounting Affiliates during the fiscal year in which the services are provided;

(2)	Such services were not recognized by the Fund at the time of the engagement for such services to be non-audit services; and

(3)	Such services are promptly brought to the attention of the Committee and approved prior to the completion of the audit by the Committee or by the Committee Chairman (or any other Committee member who is a disinterested trustee under the Investment Company Act to whom this Committee Chairman or other delegate shall be reported to the full Committee at its next regularly scheduled meeting.

	e)	2. No services were approved pursuant to the procedures contained in paragraph (C) (7) (i) (C) of Rule 2-01 of Registration S-X.

	f)	Not applicable

	g)	Non-audit fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to the Adviser, for the 2008 Reporting Period was $14,175. (August 31, 2008 was the Registrant’s initial fiscal year).

h)	Auditor Independence. The Registrant’s Audit Oversight Committee has considered whether the provision of non-audit services that were rendered to the Adviser which were not pre- approved is compatible with maintaining the Auditor’s independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANT

The Fund has a separately designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934. The audit committee of the Fund is comprised of Robert E. Connor, Paul Belica, Hans W. Kertess, R. Peter Sullivan III, William B. Ogden, IV and Diana L. Taylor.

ITEM 6. SCHEDULE OF INVESTMENTS

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Nicholas-Applegate Global Equity & Convertible Income Fund (NGZ)
(the “TRUST”)

PROXY VOTING POLICY

1.

It is the policy of the Trust that proxies should be voted in the interest of its shareholders, as determined by those who are in the best position to make this determination. The Trust believes that the firms and/or persons purchasing and selling securities for the Trust and analyzing the performance of the Trust’s securities are in the best position and have the information necessary to vote proxies in the best interests of the Trust and its shareholders, including in situations where conflicts of interest may arise between the interests of shareholders, on one hand, and the interests of the investment adviser, a sub-adviser and/or any other affiliated person of the Trust, on the other. Accordingly, the Trust’s policy shall be to delegate proxy voting responsibility to those entities with portfolio management responsibility for the Trust.

2.

The Trust delegates the responsibility for voting proxies to Allianz Global Investors Fund Management LLC (“AGIFM”), which will in turn delegate such responsibility to the sub-adviser of the Trust. AGIFM’s Proxy Voting Policy Summary is attached as Appendix A hereto. Summary of the detailed proxy voting policies of the Trust’s current sub-adviser is set forth in Appendix B attached hereto. Such summaries may be revised from time to time to reflect changes to the sub-advisers’ detailed proxy voting policies.

3.

The party voting the proxies (i.e., the sub-adviser or portfolio manager) shall vote such proxies in accordance with such party’s proxy voting policies and, to the extent consistent with such policies, may rely on information and/or recommendations supplied by others.

4.

AGIFM and the sub-adviser of the Trust with proxy voting authority shall deliver a copy of its respective proxy voting policies and any material amendments thereto to the applicable Board of the Trust promptly after the adoption or amendment of any such policies.

5.

The party voting the proxy shall: (i) maintain such records and provide such voting information as is required for the Trusts’ regulatory filings including, without limitation, Form N-PX and the required disclosure of policy called for by Item 18 of Form N-2 and Item 7 of Form N-CSR; and (ii) shall provide such additional information as may be requested, from time to time, by the Board or the Trusts’ Chief Compliance Officer.

6.

This Proxy Voting Policy Statement (including Appendix B), the Proxy Voting Policy Summary of AGIFM and summary of the detailed proxy voting policy of the sub-adviser of a Trust with proxy voting authority, shall be made available (i) without charge, upon request, by calling 1-800-426-0107 and (ii) on the Trusts’ website at www.allianzinvestors.com. In addition, to the extent required by applicable law or determined by the Trusts’ Chief Compliance Officer or Board of Trustees, the Proxy Voting Policy Summary of AGIFM and summaries of the detailed proxy voting policies of each sub-adviser with proxy voting authority shall also be included in the Trusts’ Registration Statements or Form N-CSR filings.

Appendix A

ALLIANZ GLOBAL INVESTORS FUND MANAGEMENT LLC (“AGIFM”)

1.

It is the policy of AGIFM that proxies should be voted in the interest of the shareholders of the applicable fund, as determined by those who are in the best position to make this determination. AGIFM believes that the firms and/or persons purchasing and selling securities for the funds and analyzing the performance of the funds’ securities are in the best position and have the information necessary to vote proxies in the best interests of the funds and their shareholders, including in situations where conflicts of interest may arise between the interests of shareholders, on one hand, and the interests of the investment adviser, a sub-adviser and/or any other affiliated person of the fund, on the other. Accordingly, AGIFM’s policy shall be to delegate proxy voting responsibility to those entities with portfolio management responsibility for the funds.

2.	AGIFM, for each fund which it acts as an investment adviser, delegates the responsibility for voting proxies to the sub-adviser for the respective fund, subject to the terms hereof.

3.

The party voting the proxies (e.g., the sub-adviser) shall vote such proxies in accordance with such party’s proxy voting policies and, to the extent consistent with such policies, may rely on information and/or recommendations supplied by others.

4.

AGIFM and each sub-adviser of a fund shall deliver a copy of its respective proxy voting policies and any material amendments thereto to the board of the relevant fund promptly after the adoption or amendment of any such policies.

5.

The party voting the proxy shall: (i) maintain such records and provide such voting information as is required for such funds’ regulatory filings including, without limitation, Form N-PX and the required disclosure of policy called for by Item 18 of Form N-2 and Item 7 of Form N-CSR; and (ii) shall provide such additional information as may be requested, from time to time, by such funds’ respective boards or chief compliance officers.

6.

This Proxy Voting Policy Summary and summaries of the proxy voting policies for each sub-adviser of a fund advised by AGIFM shall be available (i) without charge, upon request, by calling 1-800-426-0107 and (ii) at www.allianzinvestors.com. In addition, to the extent required by applicable law or determined by the relevant fund’s board of directors/trustees or chief compliance officer, this Proxy Voting Policy Summary and summaries of the detailed proxy voting policies of each sub-adviser and each other entity with proxy voting authority for a fund advised by AGIFM shall also be included in the Registration Statement or Form N-CSR filings for the relevant fund.

Appendix B

Nicholas-Applegate Capital Management LLC (“NACM”)

Description of Proxy Voting Policy and Procedures

Nicholas-Applegate Capital Management takes seriously the responsibility of voting proxies on behalf of our clients. Our policies and procedures are designed to meet all applicable fiduciary standards and to protect the rights and enhance the economic welfare of those to whom we owe a fiduciary duty.

A Proxy Committee, including executive, investment, sales, marketing, compliance and operations personnel, is responsible for establishing our policies and procedures. The Committee reviews these policies and procedures on a regular basis and makes such changes as it believes are necessary. Our guidelines and voting actions are to a large extent aligned with the voting recommendations of Glass Lewis, a third-party proxy voting service to which we subscribe.

We vote all proxies received according to our written guidelines, Glass Lewis recommendations and/or investment team input. Our guidelines address such general areas as elections of directors and auditors, corporate defenses, corporate governance, mergers and acquisitions, corporate restructuring, state of incorporation, proxy contest issues, executive compensation, employee considerations and social issue proposals.

The guidelines contained herein reflect our normal voting position on certain issues, and may not apply in every situation. The guidelines are intended to generally cover both U.S. and international proxy voting, although due to country differences and requirements, international proxy voting may differ depending on individual facts and circumstances. Even when our guidelines specify how we normally vote on particular issues, we may change the vote if it is reasonably determined to be in our client’s best interest. In certain cases, we will vote a specific account outside of our policy upon client request.

To ensure that voting responsibilities are met, the Committee has established operational procedures to have client proxies reconciled against client holdings to ensure ballots are received and voted. The procedures are also intended to ensure that proxies are voted consistent with voting guidelines, that the proxy analysis is used for each issue, and all votes are recorded. Any variance from stated policy is carefully noted, including the reason for the variance. In some circumstances NACM is not notified of a ballot to vote, therefore resulting in a non-voted ballot.

The proxy voting and record keeping are provided through a third party vendor, Glass Lewis. Prior to October 31, 2006 we were using Institutional Shareholder Services (ISS) for this service. We maintain proxy voting records for all applicable accounts and make these records available to clients at their request.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

(a)(1)
As of November 6, 2008, the following individuals constitute the team that has primary responsibility for the day-to-day implementation of the Nicholas-Applegate Global Equity & Convertible Income Fund (NGZ).

Kunal Ghosh
Senior Vice President, Portfolio Manager (since September 2008)
Kunal Ghosh joined the firm in 2006 and has portfolio management responsibilities for the International Global, and Emerging Markets Systematic strategies. Prior to joining the firm, Kunal was a research associate and then portfolio manager for Barclays Global Investors. His experience includes building and implementing models for portfolio management. Before that, he was a quantitative analyst for the Cayuga Hedge Fund. Kunal earned his M.B.A. in finance from Cornell University, his M.S. in material engineering from the University of British Columbia, and his B.Tech from Indian Institute of Technology. He has five years of relevant experience.

Steven Tael, Ph.D., CFA
Vice President, Portfolio Manager (since September 2008)
Steven Tael joined the firm in 2005 and has portfolio management responsibilities for the International, Global and Emerging Markets Systematic strategies. Previously, Steven worked at Mellon Capital Management in San Francisco, where he was a research analyst in the area of investment research. His experience spans quantitative model building, model production and portfolio management. Prior to that, he was an Advisory Systems Engineer for Bank of America, where he co-developed a global portfolio risk reporting system. He also was Director of Information Technologies at AffiniCorp USA. Steven has a Ph.D. in applied mathematics and statistics from State University of New York, Stony Brook, and a B.S. and M.A. in mathematics from the University of California, Santa Barbara. He has twelve years of relevant experience.

Douglas G. Forsyth, CFA
Managing Director, Portfolio Manager (since inception)
Doug Forsyth joined the firm in 1994 and is responsible for the Income and Growth Strategies at Nicholas-Applegate, overseeing the portfolio management and research teams for the US High Yield Bond, US Convertibles and Equity Income strategies. Doug is also a member of the firm’s Executive Committee. Prior to joining Nicholas-Applegate, Doug was a securities analyst at AEGON USA, where he was responsible for analysis of high yield securities. Doug attended The University of Iowa, where he earned his B.B.A. in finance. He has sixteen years of investment industry experience.

Justin Kass, CFA
Managing Director, Portfolio Manager (since September 2008)
Justin Kass joined the firm in 2000 with responsibilities for portfolio management and research on our Income and Growth Strategies team. He was previously an analyst and interned on the team, where he added significant depth to our proprietary Upgrade Alert Model. He earned his M.B.A. in finance from The UCLA Anderson School of

Management and his B.S. from the University of California, Davis. He has ten years of investment industry experience.

Michael E. Yee
Senior Vice President, Portfolio Manager (since September 2008)
Michael Yee has portfolio management, trading and research responsibilities for the Income and Growth Strategies team. He has been a member of the team since 1999. Michael was previously an analyst for the Global/Systematic team, held positions in global and domestic portfolio administration areas, and in client services. Prior to joining the firm in 1995, he worked as a financial consultant for Priority One Financial/Liberty Foundation. Michael holds an M.B.A. from San Diego State University and a B.S. from the University of California at San Diego. He has fourteen years of investment industry experience.

(a)(2)
The following summarizes information regarding each of the accounts, excluding each Fund, as applicable, that were managed by portfolio managers. The information is as of September 30, 2008 (except as otherwise noted), and includes amounts managed by a team, committee, or other group that includes the portfolio manager.

	Other RICs		Other Accounts		Other Pooled
PM	#	AUM($million)	#	AUM($million)	#	AUM($million)
Kunal	12	$928	57	$1,754	6	$491*
Ghosh
Steven	12	$928	57	$1,754	6	$491*
Tael,
Ph.D., CFA
Douglas G.	7	$3,868	12	$1,440	6	$928**
Forsyth***,
CFA
Justin	7	$3,459	12	$1,425	6	$836**
Kass
Michael	7	$3,459	12	$1,425	6	$836**
Yee

*Of these other pooled investment vehicles, one accounts totaling $3 million in assets pay an advisory fee that is based in part on the performance of the account.

**Of these other pooled investment vehicles, two accounts totaling $430 million in assets pay an advisory fee that is based in part on the performance of the account.

***Information provided as of August 31, 2008

Like other investment professionals with multiple clients, a Portfolio Manager for a Fund may face certain potential conflicts of interest in connection with managing both the Fund and other accounts at the same time. The paragraphs below describe some conflicts faced by investment professionals at most major financial firms.

The Investment Adviser has adopted compliance policies and procedures that address certain of these potential conflicts. The management of accounts with different advisory fee rates and/or fee structures, including accounts that pay advisory fees based on account performance may raise potential conflicts of interest by creating an incentive to favor higher-fee accounts. These potential conflicts may include, among others:

  The most attractive investments could be allocated to higher-fee accounts or performance fee accounts.

  The trading of higher-fee accounts could be favored as to timing and/or execution price. For example, higher-fee accounts could be permitted to sell securities earlier than other accounts when a prompt sale is desirable or to buy securities at an earlier and more opportune time.

  The investment management team could focus their time and efforts primarily on higher-fee accounts due to a personal stake in compensation.

When the Investment Adviser considers the purchase or sale of a security to be in the best interests of a Fund as well as other accounts, the Investment Adviser’s trading desk may, to the extent permitted by applicable laws and regulations, aggregate the securities to be sold or purchased. Aggregation of trades may create the potential for unfairness to a Fund or another account if one account is favored over another in allocating the securities purchased or sold—for example, by allocating a disproportionate amount of a security that is likely to increase in value to a favored account. The Investment Adviser considers many factors when allocating securities among accounts, including the account’s investment style, applicable investment restrictions, availability of securities, available cash and other current holdings. The Investment Adviser attempts to allocate investment opportunities among accounts in a fair and equitable manner. However, accounts are not assured of participating equally or at all in particular investment allocations due to such factors as noted above.

“Cross trades,” in which one Investment Adviser account sells a particular security to another account (potentially saving transaction costs for both accounts), may also pose a potential conflict of interest if, for example, one account is permitted to sell a security to another account at a higher price than an independent third party would pay. The Investment Adviser has adopted compliance procedures that provide that all cross trades are to be made at an independent current market price, as required by law.

Another potential conflict of interest may arise from the different investment objectives and strategies of a Fund and other accounts. For example, another account may have a shorter-term investment horizon or different investment objectives, policies or restrictions than a Fund. Depending on another account’s objectives or other factors, a Portfolio Manager may give advice and make decisions that may differ from advice given, or the timing or nature of decisions made, with respect to a Fund. In addition, investment decisions are subject to suitability for the particular account involved. Thus, a particular security may not be bought or sold for certain accounts even though it was bought or sold for other accounts at the same time. More rarely, a particular security may be bought for one or more accounts managed by a Portfolio Manager when one or more other accounts are selling the security (including short sales). There may be circumstances when purchases or sales of portfolio securities for one or more accounts may have an adverse effect on other accounts. The Investment Adviser maintains trading policies designed to provide portfolio managers an opportunity to minimize the effect that short sales in one portfolio may have on holdings in other portfolios.

A Portfolio Manager who is responsible for managing multiple accounts may devote unequal time and attention to the management of those accounts. As a result, the Portfolio Manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as might be the case if he or she were to devote substantially more attention to the management of a single fund. The effects of this potential conflict may be more pronounced where funds and/or accounts overseen by a particular Portfolio Manager have different investment strategies.

A Fund’s Portfolio Manager(s) may be able to select or influence the selection of the broker/dealers that are used to execute securities transactions for the Fund. In addition to executing trades, some brokers and dealers provide the Investment Adviser with brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934), which may result in the payment of higher brokerage fees than might have otherwise be available. These services may be more beneficial to certain funds or accounts than to others. In order to be assured of continuing to receive services considered of value to its clients, the Investment Adviser has adopted a brokerage allocation policy embodying the concepts of Section 28(e) of the Securities Exchange Act of 1934. The Investment Adviser allocates the payment of brokerage commissions is subject to the requirement that the Portfolio Manager determine in good faith that the commissions are reasonable in relation to the value of the brokerage and research services provided to the Fund.

A Fund’s Portfolio Manager(s) may also face other potential conflicts of interest in managing a Fund, and the description above is not a complete description of every conflict that could be deemed to exist in managing both the Funds and other accounts. In addition, a Fund’s Portfolio Manager may also manage other accounts (including their personal assets or the assets of family members) in their personal capacity. The Investment Adviser’s investment personnel, including each Fund’s Portfolio Manager, are subject to restrictions on engaging in personal securities transactions pursuant to the Investment Adviser’s Codes of Ethics, which contain provisions and requirements designed to identify and address conflicts of interest between personal investment activities and the interests of the Funds.

(a)(3)

As of August 31, 2008 (with respect to Mr. Forsyth only) and September 30, 2008, the following explains the compensation structure of each individual (as listed in the Prospectus) that shares primary responsibility for day-to-day portfolio management of the Fund (for the purposes of this section, “Portfolio Managers”):

Nicholas-Applegate believes that competitive compensation is essential to retaining top industry talent. With that in mind, the firm continually reevaluates its compensation policies against industry benchmarks. Its goal is to offer portfolio managers and analysts compensation and benefits in the top quartile for comparable experience, as measured by industry benchmarks surveyed by McLagan and ECS (Watson Wyatt Data Services).

Nicholas-Applegate’s compensation policy features both short-term and long-term components. The firm offers competitive base salaries and bonuses, profit-sharing and generous retirement plans. Investment professionals’ annual compensation is directly affected by the performance of their portfolios, their performance as individuals and the success of the firm. Typically, an investment professional’s compensation is comprised of a base salary and a bonus.

Investment professionals are awarded bonuses based primarily on product performance. A 360-degree qualitative review is also considered. As part of the 360-degree review, analysts and portfolio managers are reviewed by the portfolio manager who is responsible for final investment decisions for their strategy and other portfolio managers to whose portfolios they contribute. Decision making portfolio managers are reviewed by the Chief Investment Officer, who evaluates performance both quantitatively versus benchmarks and peer universes, as well as qualitatively.

Compensation and Account Performance

Approximately 75% of a portfolio manager’s bonus is based on one- (30% weight), three- (60% weight), and five-year (10% weight) annualized performance of client accounts. Relative performance to the benchmark is approximately half of the calculation and the product’s peer ranking in institutional consultant universes determines the other half. The remaining 25% of the bonus is based on a qualitative review and firm profitability. In the qualitative review, team members are evaluated based on the consistency of their implementation of the investment process. Portfolio managers responsible for final investment decisions evaluate the members of their teams. The Chief Investment Officer evaluates the decision making portfolio managers.

Profit-Sharing

Investment teams participate in a profit-sharing plan which provides the opportunity for additional compensation. Each team receives a pool which is based on the pre-tax profit of their product(s). All team members are eligible to participate in the pool. Allocations are decided by the Chief Investment Officer and the portfolio managers responsible for final investment decisions of the teams. The share of pre-tax profit increases with increasing profitability. This structure, together with the bonus based on investment performance, fully aligns the team with client interests.

Long-Term Cash Bonus Plan

A Long-Term Cash Bonus Plan provides long-term incentives and rewards to certain key staff and executives of Nicholas-Applegate and the other Allianz Global Investors companies to promote long-term growth and profitability. The Plan provides awards that are based on Nicholas-Applegate’s operating earnings growth. The plan provides a link between longer term company performance and participant pay, further motivating participants to make a long-term commitment to the company’s success.

Equity Ownership

In September 2006, Allianz SE approved an equity ownership plan for key employees of Nicholas-Applegate. The plan was implemented as of January 31, 2007. Nicholas-Applegate believes this plan is important in retaining and recruiting key investment professionals, as well as providing ongoing incentives for Nicholas-Applegate employees.

(a)(4) The following information is provided as of September 30, 2008 and as of August 31, 2008 with respect to Mr. Forsyth only.

PM Ownership
Kunal Ghosh	None
Steven Tael, Ph.D.,	None
CFA
Douglas G. Forsyth	None
Justin Kass	$100,001 to $500,000
Michael Yee	None

(b) Not required in this filing.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED COMPANIES

None

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

ITEM 11. CONTROLS AND PROCEDURES

(a) The registrant’s President and Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-3(c))), as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrants control over financial reporting.

ITEM 12. EXHIBITS

(a) (1) Exhibit 99.CODE ETH - Code of Ethics

(a) (2) Exhibit 99 Cert. - Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

(b) Exhibit 99.906 Cert. - Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas-Applegate Global Equity & Convertible Income Fund

By: /s/ Brian S. Shlissel
President and Chief Executive Officer

Date: November 6, 2008

By: /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: November 6, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Brian S. Shlissel
President and Chief Executive Officer

Date: November 6, 2008

By: /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: November 6, 2008